Note 21 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loss carryforwards and other credits	$ 51,587	$ 34,366
Interest expense carryforward	31,037	23,995
Expenses not currently deductible	64,820	58,664
Revenue not currently taxable	(1,640)	(850)
Stock-based compensation	24,366	16,260
Investments	(33,072)	(14,648)
Provision for doubtful accounts	12,822	11,963
Financing fees	(158)	(149)
Net unrealized foreign exchange losses	(283)	1,252
Depreciation and amortization	(132,969)	(120,563)
Operating leases	14,150	14,685
Less: valuation allowance	(27,799)	(24,176)
Net deferred tax assets	$ 2,861	$ 799